Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Current Assets:
Cash and cash equivalents	$ 5,247,425	$ 1,405,186	$ 369,581
Accounts receivable, net of allowance for doubtful accounts of $40,600 and $12,200 and $24,600 respectively	616,785	589,699	515,825
Inventories	52,880	69,680	29,703
Other current assets	288,965	97,337	196,505
Total current assets	6,206,055	2,161,902	1,111,614
Property and equipment, net	875,673	307,926	408,892
Intangible assets, net	13,484	136,821	180,086
Deposits	363,403	0	9,358
Total assets	7,458,615	2,606,649	1,709,950
Current Liabilities:
Accounts payable and other accrued expenses	1,109,243	758,696	579,678
Accrued compensation and related expenses	377,113	725,712	454,288
Notes payable and accrued interest, net of discount of $221,400 at March 31, 2015	0	535,507	0
Convertible debentures payable and accrued interest, net of discount of $184,800 at March 31, 2014			1,622,359
Related-party notes payable and accrued interest, net of discount of $64,000 and $259,600, respectively	981,992	976,581	1,358,120
Total current liabilities	2,468,348	2,996,496	4,014,445
Related-party notes payable, net of current portion	0	26,452	0
Total liabilities	$ 2,468,348	$ 3,022,948	$ 4,014,445
Commitments and contingencies
Stockholders’ Equity (Deficit):
Preferred stock value
Common stock value	$ 7,247	$ 5,026	$ 4,999
Additional paid-in capital	114,334,637	97,346,137	83,567,380
Accumulated deficit	(109,352,607)	(97,768,079)	(85,876,874)
Total stockholders’ equity (deficit)	4,990,267	(416,299)	(2,304,495)
Total liabilities and stockholders’ equity (deficit)	7,458,615	2,606,649	1,709,950
Class A convertible preferred stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock value	455	455	0
Class B Convertible Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock value	$ 535	$ 162	$ 0